CAPITAL	12 Months Ended
Dec. 31, 2015
Banking and Thrift [Abstract]
CAPITAL
Capital

Risk-based capital. First Financial and its subsidiary, First Financial Bank, are subject to regulatory capital requirements administered by federal banking agencies. Capital adequacy guidelines and, additionally for banks, prompt corrective action regulations involve quantitative measures of assets, liabilities and certain off-balance sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators. Failure to meet minimum capital requirements can initiate regulatory action.

Quantitative measures established by regulation to ensure capital adequacy require First Financial to maintain minimum amounts and ratios as defined by the regulations of Total and Tier 1 capital to risk-weighted assets and to average assets. Management believes, as of December 31, 2015, that First Financial met all capital adequacy requirements to which it is subject. At December 31, 2015 and 2014, regulatory notifications categorized First Financial as well-capitalized under the regulatory framework for prompt corrective action. To be categorized as well-capitalized, First Financial must maintain minimum Total risk-based capital, Tier 1 risk-based capital and Tier 1 leverage ratios as set forth in the table below. There have been no conditions or events since those notifications that management believes has changed the Company's categorization.

For purposes of calculating the leverage ratio, average assets represents quarterly average assets less assets ineligible for total risk-based capital including all or portions of intangible assets, mortgage servicing assets and the allowance for loan and lease losses.

First Financial's Tier 1 capital is comprised of total shareholders' equity less unrealized gains and losses on investment securities available-for-sale, accounted for under FASB ASC Topic 320, Investments-Debt and Equity Securities, and any amounts resulting from the application of FASB ASC Topic 715, Compensation-Retirement Benefits, that are recorded within accumulated other comprehensive income (loss), intangible assets and any valuation related to mortgage servicing rights. Total risk-based capital consists of Tier 1 capital plus the qualifying allowance for loan and lease losses and gross unrealized gains on equity securities.

In 2013, the Board of Governors of the Federal Reserve System approved a final rule implementing changes intended to strengthen the regulatory capital framework for all banking organizations (Basel III) which became effective January 1, 2015, subject to a phase-in period for certain provisions.  Basel III establishes and defines quantitative measures to ensure capital adequacy which require First Financial to maintain minimum amounts and ratios of Common Equity tier 1 capital, total and tier 1 capital to risk-weighted assets and tier 1 capital to average assets (leverage ratio) as set forth in the table that follows.

The rule includes a new minimum ratio of common equity tier 1 capital to risk-weighted assets of 4.5% and a capital conservation buffer of 2.5% of risk-weighted assets that will begin on January 1, 2016 at 0.625% and be phased-in over a four-year period, increasing by the same amount each subsequent January 1, until fully phased-in on January 1, 2019.  Further, the minimum ratio of tier 1 capital to risk-weighted assets increased from 4.0% to 6.0% and all banks are now subject to a 4.0% minimum leverage ratio.  The required total risk-based capital ratio is unchanged. Failure to maintain the required common equity Tier 1 capital conservation buffer will result in potential restrictions on a bank’s ability to pay dividends, repurchase stock and/or pay discretionary compensation to its employees.

Management believes, as of December 31, 2015, that First Financial met all capital adequacy requirements to which it was subject.  As of December 31, 2015, and December 31, 2014, the most recent regulatory notifications categorized First Financial as "well-capitalized" under the regulatory framework for prompt corrective action.  There have been no conditions or events since those notifications that management believes has changed the Company's categorization.

Consolidated regulatory capital ratios at December 31, 2015, included the leverage ratio of 8.33%, common equity tier 1 capital ratio of 10.28%, tier 1 capital ratio of 10.29% and total capital ratio of 13.04%.  All regulatory capital ratios exceeded the amounts necessary to be classified as “well capitalized,” and total regulatory capital exceeded the “minimum” requirement by $317.8 million on a consolidated basis.

The revised capital requirements also provide strict eligibility criteria for regulatory capital instruments and change the method for calculating risk-weighted assets in an effort to better identify riskier assets, such as highly volatile commercial real estate and nonaccrual loans, requiring higher capital allocations. First Financial's tier 1 and total capital ratios decreased from 12.69% and 13.71%, respectively, as of December 31, 2014 to 10.29% and 13.04% as of December 31, 2015. The decline in the tier 1 capital ratio was due primarily to an increase in risk-weighted assets resulting from the Oak Street acquisition, organic loan growth and the previously mentioned changes in the calculation of risk-weighted assets, as well as a reduction in tier 1 capital due to the addition of goodwill from the Oak Street acquisition. The total capital ratio was positively impacted by the issuance of subordinated notes during the third quarter, which qualify as tier 2 capital and offset higher risk-weighted assets during the period. The leverage ratio declined to 8.33% at December 31, 2015 compared to 9.44% as of December 31, 2014 and the Company’s tangible common equity ratio decreased from 9.02% at December 31, 2014 to 7.53% during the current quarter primarily due to the increase in goodwill associated with the acquisition of Oak Street.

The following table presents the actual and required capital amounts and ratios as of December 31, 2015 under the Basel III Capital Rules. The minimum required capital amounts presented include the minimum required capital levels as of December 31, 2015 based on the phase-in provisions of the Basel III Capital Rules as well as the minimum required capital levels as of January 1, 2019 when the Basel III Capital Rules have been fully phased-in. Capital levels required to be considered well capitalized are based upon prompt corrective action regulations, as amended to reflect the changes under the Basel III Capital Rules.

	Actual		Minimum capital required - Basel III current period		Required to be considered well capitalized - current period		Minimum capital required - Basel III fully phased-in
(Dollars in thousands)	Capital amount	Ratio	Capital amount	Ratio	Capital amount	Ratio	Capital amount	Ratio
December 31, 2015
Common equity tier 1 capital to risk-weighted assets
Consolidated	$648,748	10.28%	$283,866	4.50%	N/A	N/A	$441,570	7.00%
First Financial Bank	647,844	10.30%	283,080	4.50%	$408,894	6.50%	440,347	7.00%

Tier 1 capital to risk-weighted assets
Consolidated	648,852	10.29%	378,488	6.00%	N/A	N/A	536,192	8.50%
First Financial Bank	647,948	10.30%	377,440	6.00%	$503,254	8.00%	534,707	8.50%

Total capital to risk-weighted assets
Consolidated	822,431	13.04%	504,651	8.00%	N/A	N/A	662,355	10.50%
First Financial Bank	709,306	11.28%	503,254	8.00%	629,067	10.00%	660,521	10.50%

Leverage
Consolidated	648,852	8.33%	311,481	4.00%	N/A	N/A	311,481	4.00%
First Financial Bank	647,948	8.33%	311,205	4.00%	389,006	5.00%	311,205	4.00%

	Actual		Minimum required for capital adequacy purposes		Required to be considered well capitalized
(Dollars in thousands)	Capital amount	Ratio	Capital amount	Ratio	Capital amount	Ratio
December 31, 2014
Tier 1 capital to risk-weighted assets
Consolidated	673,955	12.69%	212,463	4.00%	N/A	N/A
First Financial Bank	602,133	11.38%	211,724	4.00%	317,585	6.00%

Total capital to risk-weighted assets
Consolidated	728,284	13.71%	424,926	8.00%	N/A	N/A
First Financial Bank	662,865	12.52%	423,447	8.00%	529,309	10.00%

Leverage
Consolidated	673,955	9.44%	285,514	4.00%	N/A	N/A
First Financial Bank	602,133	8.44%	285,311	4.00%	356,639	5.00%

Shelf Registrations. On July 31, 2014, First Financial filed a shelf registration on Form S-3 with the Securities and Exchange Commission. This shelf registration allows First Financial to raise capital from time to time through the sale of various types of securities, subject to approval by the Company's board of directors, and expires on July 31, 2017. Under this shelf registration, First Financial issued $120.0 million of subordinated notes in 2015.

Share repurchases. In October 2012, First Financial's board of directors approved a share repurchase plan under which the Company has the ability to repurchase up to 5,000,000 common shares. The Company repurchased 239,967 shares under the 2012 share repurchase plan during 2015 at an average price of $18.75 per share and 40,255 shares under this plan during 2014 at an average price of $17.32. At December 31, 2015, 3,509,133 common shares remained available for purchase under this repurchase plan.

Preferred Stock. During the second quarter of 2014, First Financial's shareholders approved an amendment to the Company's Articles of Incorporation authorizing the Company to issue up to 10,000,000 preferred shares. The Company has not issued and has no current plans, arrangements or agreements to issue any of the authorized preferred shares at this time.